[MHM March 30, 2012]

[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To:    Director of Kanto Local Finance Bureau

Filing Date: March 30, 2012

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 898.00 million U.S. dollars (JPY 68.59 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 76.38, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2012.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2011 (the "Original SRS,") due to the fact that the Semi-annual Report was filed on March 30, 2012.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II-1. Amendments due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS		The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(C) Structure of the Fund:
(3) Outline of the Fund		IV. OUTLINE OF THE
MANAGEMENT COMPANY
1.	Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock		(1) Fund	Novation
2.	Investment Management
Company
d. Amount of Capital Stock:		(2) Investment Management	Novation
Company
5.	STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND		PORTFOLIO OF THE FUND
(A) Diversification of Investment		(1) Diversification of Investment	Novation
Portfolio		Portfolio
(C) Results of Past Operations		(2) Results of Past Operations	Novation
(D) Record of Sales and Repurchases		II. RECORD OF SALES AND	Addition
REPURCHASES
III. FINANCIAL CONDITIONS OF
THE FUND
1. Financial Statements		III. FINANCIAL CONDITIONS	Addition
OF THE FUND
PART III. SPECIAL
INFORMATION

I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	(1) Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	(2) Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and
of Operation	Conditions of Operation
i. Fund	(1) Fund	Novation
ii. PUTNAM INVESTMENT	(2) Putnam Investment Management,	Novation
MANAGEMENT, LLC	LLC ("Investment Management
(INVESTMENT MANAGEMENT	Company")
COMPANY)
5. Miscellaneous	(3) Miscellaneous
i. Fund	(1) Fund	Addition
ii. PUTNAM INVESTMENT	(2) Putnam Investment Management,	Addition
MANAGEMENT, LLC	LLC ("Investment Management
(INVESTMENT MANAGEMENT	Company")
COMPANY)

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other amendments.

PART II. INFORMATION CONCERNING THE FUND

4. FEES AND TAX

(E) Tax Treatment of Shareholders in Japan:

[Before amendment]

As of November 30, 2011, the tax treatment of Shareholders in Japan shall be as follows:

(1) Shares may be handled in a specified account of a financial instruments business firm which handles a specified account.

(2) Distributions to be made by the Fund will be treated as ordinary distributions made by publicly offered, domestic share investment trusts.

(3) Distributions of the Fund to be paid to Japanese individual Shareholders are subject to tax concerning distributions from the Listed Shares etc. (which means those listed shares etc. provided for in the Special Taxation Measures Law, hereinafter the same), and withholding tax at 10% (7% income tax and 3% residential tax) will be levied (the taxation rate will be 20% (15% income tax and 5% residential tax) on and after January 1, 2014).

Although Japanese individual Shareholders may file a tax declaration by selecting either consolidated tax treatment or self-assessed separate taxation treatment (the same taxation rate as the withholding taxation rate will apply when self-assessed separate taxation treatment is selected), no additional tax will be levied in addition to withholding tax when non tax declaration treatment is selected.

When self-assessed separate taxation treatment is selected or distributions from the Fund are received in a withholding tax selected account, distributions may be set off against transfer losses from the Listed Shares etc. (including carried over losses).

(4) Distributions (including profits, in terms of the Fund’s denominated currency, between the redemption amount and the amount equal to the capital of the Fund) to be made by the Fund to Japanese corporate Shareholders are subject to withholding tax at 7% (income tax only) (the taxation rate will be 15% on and after January 1, 2014). The provisions of Japanese tax laws allowing to make certain deductions from taxable income do not apply.

(5) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, for distributions with respect to taxable years of the Fund beginning before January 1, 2012, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the Code will generally not be subject to withholding of United States federal income tax. Shareholders should consult their own tax advisor to determine the suitability of Shares of the Fund as an investment.

(6) When Japanese individual Shareholders transfer their Shares by requesting repurchase or other method, the transfer profits are subject to tax concerning transfer profits from the Listed Shares etc., and the transfer profits or losses of Shares, which is the amount (in Yen) of the transfer price of the Shares minus the Shareholder’s acquisition cost (in Yen) (hereinafter the same), will be subject to withholding tax at 10% (7% income tax and 3% residential tax) (the taxation rate will be 20% (15% income tax and 5% residential tax) on and after January 1, 2014). When a tax declaration is filed concerning transfer profits or losses of Shares, the transfer profits or losses is subject to self-assessed separate taxation treatment and the same taxation rate as the withholding taxation rate will apply. When non tax declaration treatment is selected, no additional tax is levied in addition to withholding tax.

Transfer losses or profits may be set off against transfer profits or losses from other shares etc. (transfer profits or losses may be set off against transfer profits or losses from other than the Listed Shares etc. only when a tax declaration is filed concerning transfer profits or losses of Shares) and distribution income from the Listed Shares etc. (only when a tax declaration is filed concerning transfer profits or losses of Shares or distributions of the Fund are received in withholding tax selected account). When self-assessed separate taxation treatment is selected, losses may be carried over for three years from the following year.

(7) When individual Shareholders receive redemption of the Fund, the same tax treatment as discussed in paragraph (6) will apply.

(8) In certain cases, a report of payments will be filed with the chief of the tax office with respect to distributions and to transfer and repurchase payments to Japanese individual Shareholders.

This Fund will be treated as a publicly offered, foreign share trust under the tax law; provided, that there is a possibility that other treatment may apply due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

[After amendment]

As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:

(1) Shares may be handled in a specified account of a financial instruments business firm which handles a specified account.

(2) Distributions to be made by the Fund will be treated as ordinary distributions made by publicly offered, domestic share investment trusts.

(3) Distributions of the Fund to be paid to Japanese individual Shareholders are subject to tax concerning distributions from the Listed Shares etc. (which means those listed shares etc. provided for in the Special Taxation Measures Law, hereinafter the same), and withholding tax at 10% (7% income tax and 3% residential tax) will be levied (the taxation rate will be 10.147% (7.147% income tax and 3% residential tax) on and after January 1, 2013, 20.315% (15.315% income tax and 5% residential tax) on and after January 1, 2014 and 20% (15% income tax and 5% residential tax) on and after January 1, 2038).

Although Japanese individual Shareholders may file a tax declaration by selecting either consolidated tax treatment or self-assessed separate taxation treatment (the same taxation rate as the withholding taxation rate will apply when self-assessed separate taxation treatment is selected), no additional tax will be levied in addition to withholding tax when non tax declaration treatment is selected.

When self-assessed separate taxation treatment is selected or distributions from the Fund are received in a withholding tax selected account, distributions may be set off against transfer losses from the Listed Shares etc. (including carried over losses).

(4) Distributions (including profits, in terms of the Fund’s denominated currency, between the redemption amount and the amount equal to the capital of the Fund) to be made by the Fund to Japanese corporate Shareholders are subject to withholding tax at 7% (income tax only) (the taxation rate will be 7.147% on and after January 1, 2013, 15.315% on and after January 1, 2014 and 15% on and after January 1, 2038). The provisions of Japanese tax laws allowing to make certain deductions from taxable income do not apply.

(5) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

Notwithstanding the above, distributions of properly-reported “capital gain dividends,” (as such term is defined in the Code) generally will not be subject to withholding of United States federal income tax. For distributions with respect to taxable years of the Fund beginning before January 1, 2012, distributions of certain properly-reported “interest-related dividends” and “short-term capital gain dividends” (as such terms are defined under the

Code) will generally not be subject to withholding of United States federal income tax. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years beginning on or after January 1, 2012, or what the terms of such an extension would be, including whether such extension would have retroactive effect. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests. Shareholders should consult their own tax advisor to determine the suitability of Shares of the Fund as an investment.

(6) When Japanese individual Shareholders transfer their Shares by requesting repurchase or other method, the transfer profits are subject to tax concerning transfer profits from the Listed Shares etc., and the transfer profits or losses of Shares, which is the amount (in Yen) of the transfer price of the Shares minus the Shareholder’s acquisition cost (in Yen) (hereinafter the same), will be subject to withholding tax at 10% (7% income tax and 3% residential tax) (the taxation rate will be 10.147% (7.147% income tax and 3% residential tax) on and after January 1, 2013, 20.315% (15.315% income tax and 5% residential tax) on and after January 1, 2014 and 20% (15% income tax and 5% residential tax) on and after January 1, 2038). When a tax declaration is filed concerning transfer profits or losses of Shares, the transfer profits or losses is subject to self-assessed separate taxation treatment and the same taxation rate as the withholding taxation rate will apply. When non tax declaration treatment is selected, no additional tax is levied in addition to withholding tax.

Transfer profits or losses may be set off against transfer profits or losses from other shares etc. (transfer profits or losses may be set off against transfer profits or losses from other than the Listed Shares etc. only when a tax declaration is filed concerning transfer profits or losses of Shares) and distribution income from the Listed Shares etc. (only when a tax declaration is filed concerning transfer profits or losses of Shares or distributions of the Fund are received in withholding tax selected account). When self-assessed separate taxation treatment is selected, losses may be carried over for three years from the following year.

(7) When individual Shareholders receive redemption of the Fund, the same tax treatment as discussed in paragraph (6) will apply.

(8) In certain cases, a report of payments will be filed with the chief of the tax office with respect to distributions and to transfer and repurchase payments to Japanese individual Shareholders.

This Fund will be treated as a publicly offered, foreign share trust under the tax law; provided, that there is a possibility that other treatment may apply due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

[MHM March 30, 2012]

[Translation]

SEMI-ANNUAL REPORT
(During The 18th Term)
From: July 1, 2011
To: December 31, 2011

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Eighteenth Term)
From: July 1, 2011
To: December 31, 2011

PUTNAM EUROPE EQUITY FUND

i

SEMI-ANNUAL REPORT
(During The Eighteenth Term)
From: July 1, 2011
To: December 31, 2011

To:   Director of Kanto Local Finance Bureau

Filing Date: March 30, 2012

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

1

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

		(As of the end of January 2012)

			Investment
Types of Assets	Issue Country	Total USD	Ratio (%)

Common Stock	United Kingdom	$61,099,400	38.99
	France	26,947,796	17.20
	Germany	26,686,798	17.03
	Switzerland	10,579,974	6.75
	Ireland	6,154,246	3.93
	Belgium	4,323,731	2.76
	Italy	4,077,689	2.60
	Netherlands	3,441,062	2.20
	Russia	2,705,498	1.73
	Finland	1,795,512	1.15
	Israel	1,687,862	1.08
	Norway	1,485,402	0.95
	Canada	1,173,174	0.75
	Poland	1,107,139	0.71
	United States	659,106	0.42
	Turkey	600,109	0.38

Sub-total		$154,524,498	98.60

Convertible bonds and notes	United Kingdom	449,686	0.29

Short-term investments	United States	834,165	0.53

Cash, Deposit and Other
Assets (After deduction of liabilities)		909,655	0.58

Total		$156,718,004	100.00
(Net Asset Value)		JPY 11,970,121,146

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 76.38 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2012 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are

2

cases in which Japanese yen figures for the same information differ from each other.

3

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2012 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2011 End of February	3,836	293	20.87	1,594
March	3,787	289	20.66	1,578
April	4,069	311	22.30	1,703
May	3,864	295	21.52	1,644
June	3,751	287	21.26	1,624
July	3,591	274	20.52	1,567
August	3,115	238	18.31	1,399
September	2,703	206	16.07	1,227
October	3,007	230	17.96	1,372
November	2,899	221	17.53	1,339
December	2,769	211	16.43	1,255
2012 End of January	2,907	222	17.56	1,341

b. Record of Distributions Paid (Class M Shares)

Period	Amount of Dividend paid per Share

		Income		Capital Gains

	USD	JPY	USD	JPY

17th Fiscal Year (7/1/10-6/30/11)	$0.2680	20.47	$0.0000	0.00

As to Japanese yen, the figures are rounded at the third decimal place.

4

Note: Record of distribution paid from December 2002 to December 2011 is as follows:

	Dividend		NAV per Share

Ex-dividend Date	USD	Yen	USD
2002 December 20	$0.1270	9.70	$13.61
2003 December 18	$0.2040	15.58	$17.20
2004 December 21	$0.0920	7.03	$20.31
2005 December 20	$0.1520	11.61	$22.65
2006 December 19	$0.4730	36.13	$29.70
2007 December 20	$5.3960	412.15	$25.43
2008 December 20	$0.0000*	0.00	$14.17
2009 December 18	$0.0050	0.38	$18.50
2010 December 17	$0.2680	20.47	$19.41
2011 December 19	$0.7700	58.81	$15.76

*Due to an absence of capital gains, the Fund did not have a year-end distribution in 2008.

As to Japanese yen, the figures are rounded at the third decimal place.

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2011 –January 31, 2012	-9.58%

(*) *Return Rate (%) ={[ [ Ending NAV * A] ] / Beginning NAV] – 1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2011 and Ending NAV means net asset value per share on January 31, 2012.

5

II. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2012 and number of outstanding shares of the Fund as of the end of January 2012 are as follows:

(2/1/11 – 1/31/12)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

7,155	27,616	165,573
(350)	(8,450)	(47,960)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

III. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

(1) Fund

Not applicable (as of the end of January, 2012).

(2) Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2012) $141,392,562*(approximately JPY10.8 billion)

b. Amount of member’s equity for the past five years:

Year	Member’s Equity

End of 2007	$116,796,876

End of 2008	$58,526,939

End of 2009	$69,079,977

End of 2010	$82,851,104

End of 2011	$142,919,162*

*Unaudited

(2) Description of Business and Conditions of Operation

6

(1) Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

Putnam Investment Management LLC and Putnam Investments Limited have retained their affiliate, The Putnam Advisory Company, LLC (Sub-Advisory Company), to manage a separate portion of the assets of the Fund subject to to their supervision.

(2) Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2012, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of approximately $61.6 billion):

(As of January 31, 2012)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	5	$2,600.47

	Open End Type Balanced Fund	17	$15,270.72

U.S.A.
	Open End Type Bond Fund	35	$24,023.47

	Open End Type Equity Fund	51	$19,680.09

	Total	108	$61,574.75

(3) Miscellaneous

(1) Fund

(2) Putnam Investment Management, LLC ("Investment Management Company")

Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the Fund recorded a

7

receivable of $1,855,247 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the Fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of charges in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. In May 2011, the Fund received a payment of $58,803 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of charges in net assets. The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]